condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net income	$ 221	$ 196	$ 361	$ 420
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	994	1,006	2,057	2,028
Deferred income taxes (Note 10)	(70)	(36)	(168)	(129)
Share-based compensation expense, net (Note 14(a))	39	30	66	73
Net employee defined benefit plans expense (Note 15(a))	17	16	34	31
Employer contributions to employee defined benefit plans (Note 15(a))	(6)	(7)	(14)	(16)
Loss from equity accounted investments (Notes 7, 21)	5	4	10	8
Other	(31)	(18)	(45)	69
Net change in non-cash operating working capital (Note 31(a))	219	(74)	37	(606)
Cash provided by operating activities	1,388	1,117	2,338	1,878
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences (Note 31(a))	(666)	(777)	(1,478)	(1,753)
Cash payments for spectrum licences (Note 18(a))	(496)	(5)	(620)	(5)
Cash payments for acquisitions, net (Note 18(b))	(78)		(167)	(1,262)
Advances to, and investment in, real estate joint ventures and associates (Note 21)	(2)	(112)	(5)	(117)
Real estate joint venture receipts (Note 21)	1	2	3	4
Proceeds on disposition	7	7	21	7
Investment in portfolio investments and other	(21)	(23)	(1)	(115)
Cash used by investing activities	(1,255)	(908)	(2,247)	(3,241)
FINANCING ACTIVITIES (Note 31(b))
Dividends paid to holders of Common Shares (Note 13(a))	(431)	(320)	(790)	(638)
Issue (repayment) of short-term borrowings, net	940	1	940	490
Long-term debt issued (Note 26)	1,222	1,836	3,789	5,517
Redemptions and repayment of long-term debt (Note 26)	(3,101)	(1,898)	(3,951)	(4,270)
Shares of subsidiary purchased from non-controlling interests, net		(57)		(57)
Other		1	(16)	(4)
Cash provided (used) by financing activities	(1,370)	(437)	(28)	1,038
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(1,237)	(228)	63	(325)
Cash and temporary investments, net, beginning of period	2,164	877	864	974
Cash and temporary investments, net, end of period	927	649	927	649
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(315)	(295)	(649)	(581)
Interest received	10	3	21	7
Income taxes paid, net	$ (115)	$ (152)	$ (195)	$ (279)